Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Inflation Risk - Interest rate risk - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net flows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	$ 1,650,616	$ (1,341,118)
Net flows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	106,476	(54,785)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	171,277	(288,227)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	428,243	(481,634)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	575,027	(480,532)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	12,545	(30,144)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	357,048	(5,796)
Inflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	1,797,835	541,904
Inflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	106,476	23,515
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	173,281	91,152
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	469,031	302,604
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	628,318	72,206
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	63,681	19,206
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	357,048	33,221
Outflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(147,219)	(1,883,022)
Outflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	(78,300)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(2,004)	(379,379)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(40,788)	(784,238)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(53,291)	(552,738)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(51,136)	(49,350)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	(39,017)
Net flows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(1,650,616)	1,341,118
Net flows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(106,476)	54,785
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(171,277)	288,227
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(428,243)	481,634
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(575,027)	480,532
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(12,545)	30,144
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(357,048)	5,796
Inflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	147,219	1,883,022
Inflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	78,300
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	2,004	379,379
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	40,788	784,238
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	53,291	552,738
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	51,136	49,350
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	39,017
Outflows
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(1,797,835)	(541,904)
Outflows | Demand
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(106,476)	(23,515)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(173,281)	(91,152)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(469,031)	(302,604)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(628,318)	(72,206)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	(63,681)	(19,206)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Inflation Risk [Line Items]
Forecasted cash flows for inflation risk	$ (357,048)	$ (33,221)